UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III         New York, NY              February 17, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:     $541,537
                                         (thousands)


List of Other Included Managers:

         Form 13F File Number    Name

1.       028-12821               Brigade Leveraged Capital Structures Fund Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2008



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN CALL DISCRETION    MNGRS    SOLE    SHARED  NONE
ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1  007903AN7   27,504  80,000,000         Share-Defined   1    80,000,000  0      0
ALLSTATE CORP                  COM              020002101   21,130     645,000    PUT  Share-Defined   1       645,000  0      0
ALLSTATE CORP                  COM              020002101    3,276     100,000    PUT  Share-Defined   1       100,000  0      0
AMERICREDIT CORP               NOTE 2.125% 9/1  03060RAR2    9,420  24,000,000         Share-Defined   1    24,000,000  0      0
AMERICREDIT CORP               COM              03060R101    1,146     150,000    PUT  Share-Defined   1       150,000  0      0
ANADARKO PETE CORP             COM              032511107    7,132     185,000         Share-Defined   1       185,000  0      0
BARCLAYS PLC                   ADR              06738E204   24,620     500,000    CALL Share-Defined   1       500,000  0      0
BARCLAYS PLC                   ADR              06738E204   24,200     650,000    PUT  Share-Defined   1       650,000  0      0
BARCLAYS PLC                   ADR              06738E204   13,031     350,000    PUT  Share-Defined   1       350,000  0      0
BEAZER HOMES USA INC           COM              07556Q105      398     251,900    PUT  Share-Defined   1       251,900  0      0
CARNIVAL PLC                   ADR              14365C103    4,864     200,000    PUT  Share-Defined   1       200,000  0      0
CITIGROUP INC                  COM              172967191      896     197,400    CALL Share-Defined   1       197,400  0      0
CITIGROUP INC                  COM              172967191    3,632     800,000    CALL Share-Defined   1       800,000  0      0
CITIGROUP INC                  COM              172967191    2,508     552,500    CALL Share-Defined   1       552,500  0      0
CITIGROUP INC                  COM              172967191      681     150,000    CALL Share-Defined   1       150,000  0      0
CITIGROUP INC                  COM              172967191      717     157,900    CALL Share-Defined   1       157,900  0      0
CITIGROUP INC                  COM              172967191    1,362     300,000    CALL Share-Defined   1       300,000  0      0
CONTINENTAL RESOURCES INC      COM              212015951    3,521     170,000    CALL Share-Defined   1       170,000  0      0
CONTINENTAL RESOURCES INC      COM              212015951    2,193     105,900    CALL Share-Defined   1       105,900  0      0
EDWARDS LIFESCIENCES CORP      COM              28176E108    3,649      66,400    PUT  Share-Defined   1        66,400  0      0
FLEETWOOD ENTERPRISES INC      COM              339099103    1,885  18,847,458         Share-Defined   1    18,847,458  0      0
GAYLORD ENTMT CO NEW           COM              367905106    2,168     200,000    PUT  Share-Defined   1       200,000  0      0
ISLE OF CAPRI CASINOS INC      COM              464592104      551     172,228         Share-Defined   1       172,228  0      0
LAMAR ADVERTISING CO           NOTE 2.875% 12/3 512815AG6    6,304   8,475,000         Share-Defined   1     8,475,000  0      0
LEAP WIRELESS INTL INC         COM NEW          521863308    2,689     100,000         Share-Defined   1       100,000  0      0
LEUCADIA NATL CORP             COM              527288104    2,970     150,000    PUT  Share-Defined   1       150,000  0      0
LEUCADIA NATL CORP             COM              527288104      990      50,000    PUT  Share-Defined   1        50,000  0      0
MOHAWK INDS INC                COM              608190104    2,149      50,000    PUT  Share-Defined   1        50,000  0      0
MTR GAMING GROUP INC           COM              553769100    2,518   1,498,653         Share-Defined   1     1,498,653  0      0
NEXSTAR BROADCASTING GROUP I   CL A             65336K103      122     238,952         Share-Defined   1       238,952  0      0
PINNACLE AIRL CORP             COM              723443107      933     548,584         Share-Defined   1       548,584  0      0
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102      451      20,000    PUT  Share-Defined   1        20,000  0      0
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102   11,714     519,000    PUT  Share-Defined   1       519,000  0      0
PRUDENTIAL FINL INC            COM              744320102    8,322     275,000    PUT  Share-Defined   1       275,000  0      0
PRUDENTIAL FINL INC            COM              744320102    5,129     169,500    PUT  Share-Defined   1       169,500  0      0
QUICKSILVER RESOURCES INC      COM              74837RAB0      557     100,000    CALL Share-Defined   1       100,000  0      0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500% 11/1 749121BY4   16,826  20,000,000         Share-Defined   1    20,000,000
RYDER SYS INC                  COM              783549108    7,756     200,000    PUT  Share-Defined   1       200,000  0      0
SANDRIDGE ENERGY INC           COM              80007P307      615     100,000    CALL Share-Defined   1       100,000  0      0
SIMPSON MANUFACTURING CO INC   COM              829073105    6,940     250,000    PUT  Share-Defined   1       250,000  0      0
SIMPSON MANUFACTURING CO INC   COM              829073105    6,940     250,000    PUT  Share-Defined   1       250,000  0      0
SINCLAIR BROADCAST GROUP INC   NOTE 3.000% 5/1  829226AW9   30,109  56,278,000         Share-Defined   1    56,278,000  0      0
SPDR TR                        COM              78462F103   47,376     525,000         Share-Defined   1       525,000
SPDR TR                        COM              78462F103   45,120     500,000    PUT  Share-Defined   1       500,000  0      0
SPDR TR                        COM              78462F103   63,168     700,000    PUT  Share-Defined   1       700,000  0      0
SPDR TR                        COM              78462F103   63,168     700,000    PUT  Share-Defined   1       700,000  0      0
TYSON FOODS INC                CL A             902494AP8      639      72,900    CALL Share-Defined   1        72,900  0      0
WELLS FARGO & CO NEW           COM              949746101    2,948     100,000    PUT  Share-Defined   1       100,000  0      0
WELLS FARGO & CO NEW           COM              949746101    5,896     200,000    PUT  Share-Defined   1       200,000  0      0
WELLS FARGO & CO NEW           COM              949746101    2,948     100,000    PUT  Share-Defined   1       100,000  0      0
WYNN RESORTS LTD               COM              983134107   35,756     846,100    PUT  Share-Defined   1       846,100  0      0






SK 25586 0003 962830